NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) - Schedule of Related Party Transactions - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Loans	$ 133,361	$ 210,888	$ 210,888
Director [Member]
Related Party Transaction [Line Items]
Related Party Loans	0	21,888	21,888
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans				$ 25,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Loans	$ 92,743	154,000	154,000
Q2 2011 Note [Member] | Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans		25,000	25,000
Q4 2011 [Member] | Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans		$ 10,000	$ 10,000